Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Company's Borrowings

The following table summarizes our borrowings.

	December 31, 2017			December 31, 2016
(Dollars in millions)	Short Term	Long Term	Total	Short Term	Long Term	Total
Unsecured borrowings:
Senior unsecured debt(1)	$1,306	$12,624	$13,930	$717	$13,029	$13,746
Total unsecured borrowings	1,306	12,624	13,930	717	13,029	13,746
Secured borrowings:
FFELP Loan securitizations	—	71,208	71,208	—	73,522	73,522
Private Education Loan securitizations(2)	686	12,646	13,332	548	14,125	14,673
FFELP Loan — other facilities	1,536	6,830	8,366	—	12,443	12,443
Private Education Loan — other facilities	684	1,710	2,394	464	—	464
Other(3)	538	—	538	606	—	606
Total secured borrowings	3,444	92,394	95,838	1,618	100,090	101,708
Total before hedge accounting adjustments	4,750	105,018	109,768	2,335	113,119	115,454
Hedge accounting adjustments	21	(6)	15	(1)	(751)	(752)
Total	$4,771	$105,012	$109,783	$2,334	$112,368	$114,702

(1)

Includes principal amount of $1.3 billion and $719 million of short-term debt as of December 31, 2017 and 2016, respectively. Includes principal amount of $12.7 billion and $13.1 billion of long-term debt as of December 31, 2017 and 2016, respectively.

(2)

Includes $686 million and $548 of short-term debt related to the Private Education Loan asset-backed securitization repurchase facilities (“Repurchase Facilities”) as of December 31, 2017 and 2016, respectively. Includes $1.3 billion and $475 million of long-term debt related to the Repurchase Facilities as of December 31, 2017 and 2016, respectively.

(3)

“Other” primarily includes the obligation to return cash collateral held related to derivative exposures, which includes $0 million and $193 million of securities re-pledged subject to an overnight repurchase transaction as of December 31, 2017 and 2016, respectively.

Outstanding Short-Term Borrowings

The following tables summarize outstanding short-term borrowings (secured and unsecured), the weighted average interest rates at the end of each period, and the related average balances and weighted average interest rates during the periods.

	December 31, 2017		Year Ended December 31, 2017
(Dollars in millions)	Ending Balance	Weighted Average Interest Rate	Average Balance	Weighted Average Interest Rate
Private Education Loan securitizations(1)	$686	4.65%	$706	4.32%
FFELP Loan — other facilities	1,536	2.11	261	1.26
Private Education Loan — other facilities	684	2.92	572	2.42
Senior unsecured debt	1,327	8.06	1,197	6.80
Other interest-bearing liabilities	538	1.33	458	1.27
Total short-term borrowings	$4,771	4.16%	$3,194	4.22%
Maximum outstanding at any month end	$4,771

	December 31, 2016		Year Ended December 31, 2016
(Dollars in millions)	Ending Balance	Weighted Average Interest Rate	Average Balance	Weighted Average Interest Rate
Private Education Loan securitizations(1)	$548	3.72%	$42	3.81%
FFELP Loan — other facilities	—	—	—	—
Private Education Loan —other facilities	464	2.02	389	1.83
Senior unsecured debt	716	4.22	1,032	5.01
Other interest-bearing liabilities	606	.96	629	.48
Total short-term borrowings	$2,334	2.82%	$2,092	3.03%
Maximum outstanding at any month end	$2,637
(1)	Relates to Repurchase Facilities.

Long-Term Borrowings

The following tables summarize outstanding long-term borrowings, the weighted average interest rates at the end of the periods, and the related average balances during the periods.

	December 31, 2017
		Weighted Average	Year Ended December 31, 2017
(Dollars in millions)	Ending Balance(1)	Interest Rate(2)	Average Balance
Floating rate notes:
U.S. dollar-denominated:
Interest bearing, due 2018-2083	$83,209	2.31%	$86,186
Non-U.S. dollar-denominated:
Interest bearing, due 2023-2041	6,423	.37	7,355
Total floating rate notes	89,632	2.17	93,541
Fixed rate notes:
U.S. dollar-denominated:
Interest bearing, due 2019-2058	15,114	5.60	15,266
Non-U.S.-dollar denominated:
Interest bearing, due 2034-2035	266	2.72	281
Total fixed rate notes	15,380	5.55	15,547
Total long-term borrowings	$105,012	2.67%	$109,088

	December 31, 2016
		Weighted Average	Year Ended December 31, 2016
(Dollars in millions)	Ending Balance(1)	Interest Rate(2)	Average Balance
Floating rate notes:
U.S. dollar-denominated:
Interest bearing, due 2017-2083	$88,575	1.65%	$93,881
Non-U.S. dollar-denominated:
Interest bearing, due 2023-2041	7,265	.28	8,761
Total floating rate notes	95,840	1.54	102,642
Fixed rate notes:
U.S. dollar-denominated:
Interest bearing, due 2018-2058	16,271	5.65	16,050
Non-U.S.-dollar denominated:
Interest bearing, due 2034-2035	257	2.82	281
Total fixed rate notes	16,528	5.60	16,331
Total long-term borrowings	$112,368	2.14%	$118,973

(1)	Ending balance is expressed in U.S. dollars using the spot currency exchange rate. Includes fair value adjustments under hedge accounting for notes designated as the hedged item in a fair value hedge.
(2)	Weighted average interest rate is stated rate relative to currency denomination of debt.

Expected Maturities of Long-term Borrowings

As of December 31, 2017, the expected maturities of our long-term borrowings are shown in the following table.

	Expected Maturity
(Dollars in millions)	Senior Unsecured Debt	Secured Borrowings(1)	Total(2)
Year of Maturity
2018	$—	$11,810	$11,810
2019	2,369	10,276	12,645
2020	2,041	9,076	11,117
2021	1,428	7,477	8,905
2022	1,731	6,326	8,057
2023-2039	5,055	47,429	52,484
	12,624	92,394	105,018
Hedge accounting adjustments	240	(246)	(6)
Total	$12,864	$92,148	$105,012

(1)

We view our securitization trust debt as long-term based on the contractual maturity dates which range from 2018 to 2083. However, we have projected the expected principal paydowns based on our current estimates regarding the securitized loans’ prepayment speeds for purposes of this disclosure to better reflect how we expect this debt to be paid down over time. The projected principal paydowns in year 2018 include $11.8 billion related to the securitization trust debt.

(2)

The aggregate principal amount of debt that matures in each period is $11.9 billion in 2018, $12.7 billion in 2019, $11.2 billion in 2020, $9.0 billion in 2021, $8.1 billion in 2022 and $53.0 billion in 2023-2039.

Financing VIEs

We consolidate the following financing VIEs as of December 31, 2017 and 2016, as we are the primary beneficiary. As a result, these VIEs are accounted for as secured borrowings.

	December 31, 2017
	Debt Outstanding			Carrying Amount of Assets Securing Debt Outstanding
(Dollars in millions)	Short Term	Long Term	Total	Loans	Cash	Other Assets, Net	Total
Secured Borrowings — VIEs:
FFELP Loan securitizations	$—	$71,208	$71,208	$72,145	$2,335	$1,078	$75,558
Private Education Loan securitizations(1)	686	12,646	13,332	17,739	484	237	18,460
FFELP Loan — other facilities	1,536	3,999	5,535	5,565	204	156	5,925
Private Education Loan — other facilities	684	1,710	2,394	3,147	68	31	3,246
Total before hedge accounting adjustments	2,906	89,563	92,469	98,596	3,091	1,502	103,189
Hedge accounting adjustments	—	(246)	(246)	—	—	(342)	(342)
Total	$2,906	$89,317	$92,223	$98,596	$3,091	$1,160	$102,847

	December 31, 2016
	Debt Outstanding			Carrying Amount of Assets Securing Debt Outstanding
(Dollars in millions)	Short Term	Long Term	Total	Loans	Cash	Other Assets, Net	Total
Secured Borrowings — VIEs:
FFELP Loan securitizations	$—	$73,522	$73,522	$74,197	$2,676	$778	$77,651
Private Education Loan securitizations(1)	548	14,125	14,673	19,815	455	260	20,530
FFELP Loan — other facilities	—	9,046	9,046	9,232	289	172	9,693
Private Education Loan — other facilities	464	—	464	685	10	14	709
Other	66	—	66	79	4	—	83
Total before hedge accounting adjustments	1,078	96,693	97,771	104,008	3,434	1,224	108,666
Hedge accounting adjustments	—	(1,201)	(1,201)	—	—	(1,235)	(1,235)
Total	$1,078	$95,492	$96,570	$104,008	$3,434	$(11)	$107,431

(1)

Includes $686 million of short-term debt, $1.3 billion of long-term debt and $96 million of restricted cash related to the Repurchase Facilities as of December 31, 2017. Includes $548 million of short-term debt, $475 million of long-term debt and $49 million of restricted cash related to the Repurchase Facilities as of December 31, 2016.

Gains (Losses) on Debt Repurchases

The following table summarizes activity related to our senior unsecured debt and ABS repurchases. “Gains (losses) on debt repurchases” is shown net of hedging-related gains and losses.

	Years Ended December 31,
(Dollars in millions)	2017	2016	2015
Debt principal repurchased	$513	$1,467	$1,744
Gains (losses) on debt repurchases	(3)	1	21